Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31